Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 475,672,241.00
Previously Paid Amount	12,886.61
Total Fee Amount	66,952.91
Total Offset Amount	0.00
Net Fee	$ 54,066.30